10. SEGMENT AND GEOGRAPHIC INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 5,990,432	$ 3,367,838	$ 12,688,142	$ 9,019,582	$ 10,790,342	$ 11,901,339
Net sales, % of total					100.00%	100.00%
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount					$ 10,558,167	$ 11,563,956
Net sales, % of total					98.00%	97.00%
Outside North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount					$ 202,175	$ 337,383
Net sales, % of total					2.00%	3.00%